Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	EXTRA SPACE STORAGE INC.
Entity Central Index Key	0001289490
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32269
Entity Tax Identification Number	20-1076777
Entity Address, Address Line One	2795 East Cottonwood Parkway, Suite 300
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84121
City Area Code	801
Local Phone Number	365-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	EXR
Security Exchange Name	NYSE